Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of estimated useful lives

Vehicles and transportation equipment	5-7 years
Manufacturing equipment	3-10 years
Office furniture and equipment	3-7 years
Warehouse equipment	3-10 years
QA equipment	3-10 years
Tooling and molds	3-10 years

Vehicles and transportation equipment	5 - 7 years
Office furniture and equipment	3 - 7 years
Manufacturing equipment	3 - 10 years
Warehouse equipment	3 - 10 years
QA equipment	3 - 10 years
Tooling and molds	5 - 10 years

Schedule of net loss per share

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Net loss	$(8,814,657)	$(1,814,215)	$(13,227,828)	$(5,270,281)
Weighted average common shares outstanding – basic and diluted	358,990	69,107	168,219	68,787
Basic and diluted net loss per share	$(24.55)	$(26.25)	$(78.63)	$(76.62)

	Years Ended December 31,
	2023	2022
Net loss	$(7,456,274)	$(7,536,540)
Weighted average common shares outstanding – basic and diluted	6,887,985	6,135,938
Basic and diluted net loss per share	$(1.08)	$(1.23)

Schedule of anti-dilutive share

	As of
	September 30, 2024	December 31, 2023
Warrants	7,969	802,830
Warrants – Series A	5,301,592	0
Warrants – Series B	1,032,198	0
Stock Options	11,729	1,075,000
RSUs	21	36,585
	6,353,509	1,914,415

Schedule of anti-dilutive share
	Years ended December 31,
	2023	2022
Warrants	802,830	888,436
Stock options	1,075,000	829,500
RSUs	36,585	—
	1,914,415	1,717,936